Form N-1A Cover	Feb. 27, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	AMERICAN FUNDS CORE PLUS BOND FUND
Entity Central Index Key	0002064871
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 27, 2026
Prospectus Date	Aug. 19, 2025
American Funds Mortgage Fund®
Prospectus [Line Items]
Registrant Name	AMERICAN FUNDS MORTGAGE FUND
Entity Central Index Key	0001496998
Prospectus Date	Nov. 01, 2025
Intermediate Bond Fund of America®
Prospectus [Line Items]
Registrant Name	INTERMEDIATE BOND FUND OF AMERICA
Entity Central Index Key	0000826813
Prospectus Date	Nov. 01, 2025
American High-Income Trust®
Prospectus [Line Items]
Registrant Name	AMERICAN HIGH-INCOME TRUST
Entity Central Index Key	0000823620
Prospectus Date	Dec. 01, 2025
U.S. Government Securities Fund®
Prospectus [Line Items]
Registrant Name	THE AMERICAN FUNDS INCOME SERIES
Entity Central Index Key	0000770161
Prospectus Date	Nov. 01, 2025